Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Expenses
Research and development	$ 7,312	$ 4,108	$ 1,907
General and administrative expenses	5,128	1,870	857
Loss from operations	(12,440)	(5,978)	(2,764)
Gain on sale of marketable equity securities	72
Foreign exchange transaction gain (loss)		6	(691)
Change in fair value of warrant liability	(790)	24
(Loss) on equity issued at a discount	(1,256)
Loss on extinguishment of notes payable	(223)	(33)
Share of (loss) income in associate accounted for using equity method	(490)	18	(162)
Gain on disposition of subsidiaries	412
Interest income		11	111
Interest expense	(177)	(557)	(88)
Loss before provision for income taxes	(14,892)	(6,509)	(3,594)
Income tax (expense)	(2,297)	(740)
Net (loss) income	(17,189)	(7,249)	(3,594)
Other comprehensive income (loss)
Net unrealized gain on investments		876	50
Total comprehensive (loss) for year	(17,189)	(6,373)	(3,544)
Net (loss) attributable to:
Owners of the Company	(15,833)	(5,333)	(2,635)
Non-controlling interest	(1,356)	(1,916)	(959)
Net (loss) income	(17,189)	(7,249)	(3,594)
Comprehensive (loss) attributable to:
Owners of the Company	(15,833)	(4,457)	(2,585)
Non-controlling interest	(1,356)	(1,916)	(959)
Total comprehensive (loss) income for year	$ (17,189)	$ (6,373)	$ (3,544)
(Loss) per share
Basic and diluted	$ (1.35)	$ (0.49)	$ (0.55)
Weighted average shares outstanding
Basic and diluted	11,733	10,952	4,820